Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Information (Unaudited)
20.	Selected Quarterly Financial Information (Unaudited)

Selected quarterly results from operations for the years ended December 31, 2017 and 2016 are as follows (in thousands, except per share amounts):

	2017 Quarter Ended
	March 31	June 30	September 30	December 31
Operating expenses	$5,827	$5,644	$13,056	$11,606
Net loss	$(5,385)	$(5,705)	$(11,600)	$(11,187)
Basic and diluted net loss per common share	$(10.49)	$(11.13)	$(22.60)	$(1.68)

	2016 Quarter Ended
	March 31	June 30	September 30	December 31
Operating expenses	$3,869	$5,388	$9,389	$5,700
Net loss	$(3,500)	$(5,160)	$(8,994)	$(5,321)
Basic and diluted net loss per common share	$(6.83)	$(10.06)	$(17.52)	$(10.37)